28. INTEREST RATE RISK	12 Months Ended
Dec. 31, 2017
Interest Rate Risk
NOTE 28 - INTEREST RATE RISK

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Cash bears interest at a variable rate. Trade accounts receivable, other receivables, trade accounts payable and accrued liabilities bear no interest. Based on the value of variable interest-bearing cash during the year ended December 31, 2017, an assumed 0.5% increase or 0.5% decrease in interest rates during such period would have had no significant effect on the net loss.